UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan            May 2, 2000
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 77
                                        -------------------

Form 13F Information Table Value Total: $ 344,341
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
A T & T Corp                   com         001957109      491     8725  SH      SOLE                  6518               2207
Abbott Laboratories            com         002824100     4295   122049  SH      SOLE                 44873              77606
Advanced Tissue Sciences       com         00755F103      142    21000  SH      SOLE                 21000
Amer Home Products             com         026609107     1100    20465  SH      SOLE                  4845              15620
Amer Int'l Group               com         026874107     8774    80132  SH      SOLE                 34053              46266
America Online                 com         02364J104     5017    74394  SH      SOLE                 33854              40640
Amgen                          com         031162100     8125   132387  SH      SOLE                 56605              75782
Automatic Data Proc            com         053015103     6931   143639  SH      SOLE                 53359              90660
Bank One Corp                  com         06423A103     4776   138932  SH      SOLE                 46678              92444
Bristol-Myers Squibb           com         110122108     5883   101428  SH      SOLE                 48127              53301
Chase Manhattan                com         16161A108     7756    88952  SH      SOLE                 38628              50424
Cisco Systems Inc              com         17275R102    16201   209546  SH      SOLE                 91238             119048
Citigroup                      com         172967101     3545    59203  SH      SOLE                 28023              31280
Clear Channel Communication    com         184502102     2593    37545  SH      SOLE                 15530              22105
Coca-Cola                      com         191216100     3612    76960  SH      SOLE                 27239              49891
Comerica                       com         200340107      708    16915  SH      SOLE                  2425              14490
Compaq Computer                com         204493100     2503    93579  SH      SOLE                 38472              55347
Costco Wholesale Corp          com         22160K105     3431    65277  SH      SOLE                 25470              39807
Dell Computers                 com         247025109     5957   110435  SH      SOLE                 48042              62393
Disney (Walt)Holding Co.       com         254687106     6368   154380  SH      SOLE                 70831              83879
Dover Corp                     com         260003108     3340    69756  SH      SOLE                 26531              43375
Dow Chemical                   com         260543103      270     2366  SH      SOLE                  1016               1350
Du Pont E.I. deNemours         com         263534109     3573    67497  SH      SOLE                 28389              39308
EMC Inc.                       com         268648102     7382    58585  SH      SOLE                 25575              33010
Emerson Electric               com         291011104     2671    50272  SH      SOLE                 18058              32294
Enron Corp                     com         293561106      245     3270  SH      SOLE                  3270
Exxon-Mobil Corp               com         30231G102     8654   110953  SH      SOLE                 45292              65881
Fannie Mae                     com         313586109     4847    85687  SH      SOLE                 34565              51322
Ford Motor Co                  com         345370100      254     5523  SH      SOLE                  1006               4517
General Electric               com         369604103    15529    99783  SH      SOLE                 37364              62699
General Motors                 com         370442105      221     2670  SH      SOLE                   395               2275
Global Crossing Ltd.           com         G3921A100     2574    62869  SH      SOLE                 26474              36395
Hewlett-Packard                com         428236103      524     3950  SH      SOLE                  2650               1300
Home Depot                     com         437076102     9976   154663  SH      SOLE                 63184              91779
Int'l Bus. Machines            com         459200101     7424    62779  SH      SOLE                 27939              34940
Intel Corp                     com         458140100    18112   137281  SH      SOLE                 54870              82691
Interpublic Grp Cos            com         460690100     4479    94788  SH      SOLE                 38010              57018
Johnson & Johnson              com         478160104     4764    67814  SH      SOLE                 31464              36480
Kohl's Corp.                   com         500255104     3724    36335  SH      SOLE                 14335              22000
Lilly (Eli)                    com         532457108      720    11498  SH      SOLE                  6200               5298
Lucent Technologies            com         549463107     6029    97240  SH      SOLE                 41704              55696
MCI WorldCom Inc.              com         55268B106     7339   161957  SH      SOLE                 67028              95079
McDonald's Corp                com         580135101      384    10268  SH      SOLE                  3000               7268
Medtronic Inc                  com         585055106     7902   153618  SH      SOLE                 67798              86120
Mellon Financial Corp.         com         58551A108     2380    80000  SH      SOLE                 80000
Merck & Co                     com         589331107     6868   110555  SH      SOLE                 49513              61302
Microsoft                      com         594918104    12625   118826  SH      SOLE                 57310              61636
Minnesota Min'g/Mfg            com         604059105      512     5777  SH      SOLE                  1860               3917
Morgan Stanley Dean Witter     com         617446448      572     6900  SH      SOLE                  6300                600
NASDAQ 100 Shares              com         631100104     6977    63716  SH      SOLE                 30150              33766
Northern Trust Company         com         665859104     4208    62280  SH      SOLE                 24840              37600
Old Kent Fin'l                 com         679833103      430    13437  SH      SOLE                   936              12501
Oracle Corp                    com         68389X105    12105   155063  SH      SOLE                 51566             103917
PepsiCo Inc                    com         713448108      253     7265  SH      SOLE                  5265               2000
Pfizer, Inc                    com         717081103     4921   134592  SH      SOLE                 60909              73968
Procter & Gamble               com         742718109     3204    56452  SH      SOLE                 24555              32067
Qwest Communication Intl Inc.  com         749121109     3338    69539  SH      SOLE                 29674              39865
Royal Dutch Petrol             com         780257804     3475    60109  SH      SOLE                 22153              38126
S & P Depository Receipts      com         78462F103     1865    12404  SH      SOLE                  6866               5538
SBC Communications, Inc        com         78387G103      243     5776  SH      SOLE                  4551               1225
Sabre Holdings Corp            com         785905100     1593    43134  SH      SOLE                 16264              26956
Schering-Plough                com         806605101      210     5650  SH      SOLE                  5000                650
Schwab (Charles) Corp          com         808513105    15178   266289  SH      SOLE                 99464             167425
Southdown                      com         841297104     3848    64937  SH      SOLE                 25303              39734
Sprint Corp.                   com         852061100      287     4557  SH      SOLE                  4557
Stryker Corp                   com         863667101     1362    19527  SH      SOLE                  1700              17827
Sun Microsystems               com         866810104      599     6390  SH      SOLE                  4915               1475
Sysco Corp                     com         871829107     5257   145512  SH      SOLE                 63425              82487
Target Stores                  com         87612E106     3179    42525  SH      SOLE                 19440              23195
Tellabs Inc.                   com         879664100     5974    94850  SH      SOLE                 36326              58684
Time Warner Inc                com         887315109     6691    66910  SH      SOLE                 26770              40340
Tyco International             com         902124106      448     8935  SH      SOLE                  8935
Vodafone Group PLC ADR         com         92857T107     7465   134350  SH      SOLE                 59730              75070
Wal Mart Stores                com         931142103     3512    62155  SH      SOLE                 26850              35445
Walgreen Co                    com         931422109     4901   190311  SH      SOLE                 81110             109751
Warner-Lambert                 com         934488107      502     5139  SH      SOLE                  2939               2200
Yahoo Inc.                     com         984332106      220     1282  SH      SOLE                    22               1260